Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock shares authorized	800,000,000	800,000,000
Common stock shares issued	378,566,000	378,092,000
Treasury stock	60,604,000	59,059,000